Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Bank of Marin Bancorp
Entity Incorporation, State or Country Code	CA
Entity File Number	001-33572
Entity Tax Identification Number	20-8859754
Entity Address, Address Line One	504 Redwood Blvd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Novato
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94947
City Area Code	415
Local Phone Number	763-4520
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	BMRC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001403475
Amendment Flag	false